Borrowings - Additional Information (Detail) - Short-term borrowings [member]	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate	3.30%
Bottom of range [member]
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate		2.97%
Top of range [member]
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate		4.48%